Common Shares - Share Consolidation (Details)	Dec. 31, 2021 shares	Jun. 03, 2021 shares	Jun. 02, 2021 shares	May 31, 2021	Dec. 31, 2020 shares	[1]	May 27, 2020 shares	Dec. 31, 2019 shares	[1]
Disclosure of classes of share capital [line items]
Common share consolidation ratio				0.1
Common shares
Disclosure of classes of share capital [line items]
Stock outstanding (in shares)	56,684,334	56,646,501	566,466,466		56,542,768		32,771,752	32,771,752
Stock issued (in shares)		56,646,501	566,466,466

[1]	The shares issued to the parent upon the Reverse Take-over are deemed to have been issued and outstanding since January 1, 2020 for purposes of these consolidated financial statements.